Property and Equipment - Summary of Property and Equipment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 136.7	$ 114.3
Less accumulated depreciation and amortization	(100.6)	(91.7)
Property, Plant and Equipment, Other, Gross	36.1	22.6
Property, Plant and Equipment, Net	37.3	23.8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	34.4	27.6
Property and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18.1	15.2
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	84.2	71.5
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1.2	$ 1.2